Schedule of Revenue from PCCU Under General and Administrative Expenses (Details) - PCCU Net Worth [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Account hosting fees	$ 288,232	$ 121,108	$ 591,744	$ 225,367	$ 452,371	$ 529,209
Investment hosting fees		117,620		277,721	457,105	1,445,517
Loan servicing fees		36,156		72,057	$ 143,217	$ 81,577
Total	$ 288,232	$ 274,884	$ 591,744	$ 575,145